UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Real Estate Fund Series, Inc.

Schedules of Investments (unaudited)
March 31, 2009

Seligman LaSalle Global Real Estate Fund

	Shares or Rights		Value

Common Stocks and Rights 95.8%
Australia 10.8%
Abacus Property Group (Diversified)	198,964	shs.	$38,114
Dexus Property Group (Diversified)	299,782		156,853
Goodman Group (Industrial)	184,220		41,911
GPT Group (Diversified)	344,120		104,614
MacQuarie Office Trust (Office)	335,637		40,159
Westfield Group (Retail)	89,205		622,433

			1,004,084

Belgium 0.6%
Cofinimmo (Office)	502		53,537

Canada 2.8%
Brookfield Properties (Office)	9,700		55,678
Canadian Real Estate Investment Trust (Diversified)	8,263		131,010
Morguard Real Estate Investment Trust (Retail)	3,500		27,205
Riocan Real Estate Investment Trust (Retail)	3,600		45,180

			259,073

Finland 0.8%
Citycon (Retail)	24,800		47,984
Technopolis (Office)	7,136		22,255

			70,239

France 7.1%
Klepierre (Retail)	4,792		84,365
Unibail-Rodamco (Retail)	4,016		571,404

			655,769

Hong Kong 4.2%
Hongkong Land Holdings(Office)	62,453		142,548
Hysan Development (Diversified)	28,000		47,697
The Link Real Estate Investment Trust (Retail)	85,263		168,591
Sun Hung Kai Properties (Residential)	4,000		35,908

			394,744

Italy 0.1%
Immobiliare Grande Distribuzione (Retail)	7,117		8,647

Japan 8.4%
Japan Logistics Fund (Industrial)	11		67,280
Japan Retail Fund (Retail)	46		176,960
Kenedix Realty Investment (Diversified)	19		35,408
Mitsui Fudosan (Diversified)	11,000		120,657
Nippon Building Fund (Office)	24		207,632
NTT Urban Development (Office)	208		167,116

			775,053

Luxembourg 0.3%
ProLogis European Properties (Industrial)	14,948		26,956

Netherlands 4.2%
Corio (Retail)	3,758		155,205
Eurocommercial Properties (Retail)	3,637		99,007
Wereldhave (Office)	1,920		134,590

			388,802

Sweden 1.6%
Castellum (Diversified)	3,807		21,405
Fabege(Diversified)	14,429		50,769
Hufvudstaden (Class A) (Office)	14,903		76,798

			148,972

Switzerland 0.9%
PSP Swiss Property (Office)	2,090		88,258

United Kingdom 6.9%
British Land (Diversified)	34,984		180,696
Brixton (Industrial)	25,110		6,384
Derwent London (Office)	7,213		68,725
Development Securities (Office)	3,242		11,170
Hammerson (Retail)	29,862		109,726
Land Securities Group (Diversified)	33,061		206,980
Segro (Industrial)	20,520		6,760
Segro (Rights) (Industrial)	246,240	rts.	16,959
Shaftesbury (Retail)	8,476	shs.	35,441

			642,841

United States 47.1%
AMB Property (Industrial)	6,081		87,566
AvalonBay Communities (Residential)	9,811		461,706
BioMed Realty Trust (Office)	12,664		85,735
Boston Properties (Office)	5,663		198,375
BRE Properties (Residential)	7,024		137,881
DiamondRock Hospitality (Hotels)	13,194		52,908
Digital Realty Trust (Office)	1,778		58,994
Douglas Emmet (Office)	8,068		59,623
Duke Realty (Office)	8,106		44,583
EastGroup Properties (Industrial)	1,033		28,996
Equity Residential (Residential)	10,133		185,941
Essex Property Trust (Residential)	2,362		135,437
Extra Space Storage (Diversified)	3,258		17,952
Federal Realty Investment Trust (Retail)	5,094		234,324
SL Green Realty (Office)	7,243		78,224
HCP (Diversified)	4,013		71,632
Health Realty Trust (Diversified)	3,181		47,683
Host Hotels & Resorts (Hotels)	38,948		152,676
Kilroy Realty (Office)	7,089		121,860
Kimco Realty (Retail)	10,637		81,054
LaSalle Hotel Properties (Hotels)	1,690		9,870
Macerich (Retail)	6,940		43,444
ProLogis (Industrial)	22,274		144,781
Public Storage (Diversified)	5,349		295,532
Regency Centers (Retail)	7,229		192,075
Senior Housing Properties Trust (Residential)	12,879		180,564
Simon Properties Group (Retail)	12,167		421,465
Taubman Centers (Retail)	5,046		85,984
Ventas (Diversified)	13,151		297,344
Vornado Realty Trust (Office)	8,942		297,232
Weingarten Realty Investors (Retail)	6,093		58,005

			4,369,446

Total Common Stocks and Rights			8,886,421

Money Market Fund 2.2%
SSgA U.S. Treasury Money Market Fund	205,677		205,677

Total Investments 98.0%			9,092,098

Other Assets Less Liabilities 2.0%			181,439

Net Assets 100.0%			$9,273,537

Seligman LaSalle Monthly Dividend Real Estate Fund

	Shares	Value

Common Stocks 97.6%
Apartments 19.9%
AvalonBay Communities	18,826	$885,952
BRE Properties	45,928	901,567
Camden Property Trust	12,621	272,361
Equity Residential	75,906	1,392,875
UDR	35,092	302,142

		3,754,897

Diversified 4.0%
Vornado Realty Trust	22,775	757,041

Health Care 14.6%
HCP	36,063	643,725
Senior Housing Properties Trust	96,844	1,357,753
Ventas	33,125	748,956

		2,750,434

Industrial 5.9%
DCT Industrial Trust	225,352	714,366
ProLogis	60,465	393,022

		1,107,388

Lodging/Resorts 3.5%
Hospitality Properties Trust	26,161	313,932
Host Hotels & Resorts	89,739	351,777

		665,709

Office 12.5%
BioMed Realty Trust	115,554	782,301
Brandywine Realty Trust	86,401	246,243
SL Green Realty	23,700	255,960
Kilroy Realty	37,335	641,789
Mack-Cali Realty	12,700	251,587
Parkway Properties	16,826	173,308

		2,351,188

Office/Industrial 8.8%
Duke Realty	101,501	558,255
Liberty Property Trust	57,745	1,093,690

		1,651,945

Regional Malls 11.3%
Macerich	32,777	205,184
Simon Properties Group	48,581	1,682,846
Taubman Centers	14,100	240,264

		2,128,294

Self Storage 5.7%
Extra Space Storage	120,551	664,236
Sovran Self Storage	20,707	415,797

		1,080,033

Shopping Centers 11.4%
Equity One	15,306	186,580
Kimco Realty	77,920	593,750
Regency Centers	29,397	781,078
Weingarten Realty Investors	62,593	595,885

		2,157,293

Total Common Stocks		18,404,222

Money Market Fund 1.7%
SSgA U.S. Treasury Money Market Fund	328,819	328,819

Total Investments 99.3%		18,733,041

Other Assets Less Liabilities 0.7%		126,592

Net Assets 100.0%		$18,859,633

Seligman LaSalle Real Estate Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2009

At March 31, 2009, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Depreciation

Global Real Estate Fund	$27,939,792	$12,333	*	$(18,860,033	)*	$(18,847,700	)*
Monthly Dividend Real Estate Fund	44,555,722	-0-		(25,822,681)		(25,822,681)

*	Includes the effects of foreign currency translations.

1.

Organization — Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) consists of two separate funds: Seligman LaSalle Global Real Estate Fund (the “Global Real Estate Fund”) and Seligman LaSalle Monthly Dividend Real Estate Fund (the “Monthly Dividend Real Estate Fund”) (collectively, the “Funds”).

2.

Security Valuation – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC, the Funds’ investment manager (the “Manager”), based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Real Estate Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Series’ Board of Directors (the “Board”) approved fair value procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

The books and records of each Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

3.	Fair Value Measurements – Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments and other financial instruments as of March 31, 2009 based on the level of inputs used:

	Global Real Estate Fund		Monthly Dividend Real Estate Fund

		Other Financial Instruments*
Valuation Inputs	Investments		Investments

Level 1 - Quoted Prices in Active Markets for Indentical Investments	$4,855,006	—	$18,733,041
Level 2 - Other Significant Observable Inputs	4,237,092	$(6)	—
Level 3 - Significant Unobservable Inputs	—	—	—

Total	$9,092,098	$(6)	$18,733,041

*	Represents foreign currency contracts, which are not reflected in the Schedules of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

4.

Risk – The Series invests a substantial portion of its assets in securities of real estate investment trusts (REITs). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Series. Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average risk. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it  files or  submits on  Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN

PATRICK T. BANNIGAN
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

PATRICK T. BANNIGAN
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.